RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Percentage of Annual Management Fee	0.50%
Accrued Management Fees	$ 14,922,778	$ 18,489,705
Percentage Of Permanent Financing	99.00%